Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

NOTE 5—GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill:

(i)	Composition

The net goodwill balances as of December 31, 2011 and 2010 were $12.4 million and $12.0 million, respectively. Virtually all of the net balance relates to the Company's PCB operations.

(ii)	Annual Goodwill Impairment Test

As mentioned in note 1k above, the Company has designated September 30 of each year as the date on which it performs its annual goodwill impairment test.

b.	Other intangible assets

The amortized balance of other intangible assets related to continuing operations is composed as follows:

	December 31
	2011	2010
	$ in thousands
Cost:
Intellectual property	65,095	65,095
Customers relation	31,063	31,063

	96,158	96,158

Less—accumulated amortization:
	41,667	29,763

	54,491	66,395

Amortization of other intangible assets totaled $12,304,000, $14,176,000 and $19,848,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2012	11,768
2013	11,408
2014	11,408
2015	9,283
2016	2,888
2017-2019	7,736

54,491